Equity	12 Months Ended
Dec. 31, 2025
Equity [abstract]
Equity	17Equity

Accounting policies
Common shares are classified as equity. Incremental costs directly attributable to the issuance of shares are recognized as a deduction from equity. Where the company repurchases the company’s equity share capital
(treasury shares), the consideration paid, including any directly attributable incremental transaction costs (net of income taxes), is deducted from shareholders’ equity until such treasury shares are cancelled or reissued.
Where such treasury shares are subsequently reissued, any consideration received, net of any directly attributable incremental transaction costs and the related income tax effects, is included in shareholders’
equity.
Call options on own shares are treated as equity instruments.
Dividends are recognized as a liability in the period in which they are declared and approved by shareholders.
The income tax consequences of dividends are recognized when a liability to pay the dividend is recognized.

Common shares
As of December 31, 2025, authorized common shares consist of 2 billion shares (December 31, 2024: 2 billion;
December 31, 2023: 2 billion), and the issued and fully paid share capital consists of 962,920,132 common shares, each share having a par value of EUR 0.20 (December 31, 2024: 939,939,384; December 31, 2023:
913,515,966).
Preference shares
As a means to protect the company against (an attempt at) an unsolicited takeover or other attempt to exert
(de facto) control of the company, the ‘Stichting Preferente Aandelen Philips’ has been granted the right to acquire preference shares in the company. It may exercise this right for as many preference shares as there are common shares in the company outstanding at that time. As of December 31, 2025, no such right has been exercised and no preference shares have been issued. Authorized preference shares consist of 2 billion shares as of December 31, 2025 (December 31, 2024: 2 billion; December 31, 2023: 2 billion).
Options, restricted and performance shares
Under its share-based compensation plans, the company granted stock options on its common shares and other conditional rights to receive common shares in the future, such as restricted shares and performance shares (refer to Share-based compensation).
Treasury shares
In connection with the company’s share repurchase programs, shares that have been repurchased and are held in Treasury for the purpose of (i) delivery under share-based compensation plans upon exercise of options, or vesting of restricted or performance shares, and (ii) capital reduction, are accounted for as a reduction of shareholders’ equity. Treasury shares are recorded at cost, representing the market price on the acquisition date. When treasury shares are delivered by the company under its share-based compensation plans, such shares are removed from treasury shares on a first-in, first-out (FIFO) basis.
When treasury shares are delivered by the company upon exercise of options, the difference between the cost and the cash received is recorded in retained earnings. When treasury shares are delivered by the company upon vesting of restricted shares or performance shares (granted under the company’s share-based compensation plans), the difference between the market price of the shares and the cost is recorded in retained earnings, and the market price is recorded in the share-based compensation reserve.
Philips Group
Treasury share transactions and share-based compensation in millions of EUR

	2025	2024	2023
Treasury shares	113	54	54

Re-issuance of treasury shares	(60)	(36)	(29)
Share-based compensation cost	141	96	88
Income tax	4	5	2
Share-based compensation reserve	85	65	61

Retained earnings	(39)	(18)	(24)

Total shareholders' equity	159	101	91
The accompanying table shows the movements in the outstanding number of shares over the last three years.
Philips Group
Outstanding number of shares

	2025	2024	2023
Balance as of January 1	925,009,074	906,403,156	881,480,527
Dividend distributed	22,980,748	30,860,582	39,334,938
Purchase of treasury shares	-	(13,718,391)	(15,964,445)
Delivery of treasury shares	3,299,111	1,463,727	1,552,136
Balance as of December 31	951,288,934	925,009,074	906,403,156
The accompanying table reflects transactions that took place in relation to former and current share-based compensation plans:
Philips Group
Transactions related to share-based compensation plans

	2025	2024	2023
Shares acquired	-	9,281,227	3,000,000
Average market price	N/A	EUR 21.88	EUR 41.59
Amount paid	N/A	EUR 203 million	EUR 125 million
Shares delivered	3,299,111	1,463,727	1,552,136
Average price (FIFO)	EUR 34.31	EUR 37.14	EUR 34.59
Cost of delivered shares	EUR 113 million	EUR 54 million	EUR 54 million
Total shares in treasury at year-end	11,631,198	14,930,310	7,112,810
Total cost	EUR 298 million	EUR 411 million	EUR 262 million
Transactions that took place for capital reduction purposes:
Philips Group
Transactions related to capital reduction

	2025	2024	2023
Shares acquired	-	4,437,164	12,964,445
Average market price	N/A	EUR 37.56	EUR 37.25
Amount paid	N/A	EUR 167 million	EUR 483 million
Cancellation of treasury shares (shares)	-	4,437,164	15,134,054
Cancellation of treasury shares (EUR)	N/A	EUR 167 million	EUR 566 million
Total shares in treasury at year-end	-	-	-
Total cost	-	-	-
Share purchase transactions related to employee options involved a cash inflow of EUR 13 million in 2025. In
2025, we settled withholding tax liability for an amount of EUR 33 million relating to the dividend distribution in 2024.
Share repurchase methods for share-based remuneration plans and capital reduction purposes
Philips uses different methods to repurchase shares in its own capital: (i) share buyback repurchases in the open market via an intermediary; and (ii) repurchase of shares via forward contracts for future delivery of shares. During 2025, Philips did not repurchase any shares.
Forward contracts to repurchase shares and open market repurchases of shares
For share-based compensation plans
On June 3, 2025, Philips announced that it would repurchase up to 6 million shares to cover certain of its obligations arising from its Long-Term Incentive plans. To this end, Philips entered into a number of forward transactions for an amount of EUR 127 million to acquire 6 million shares with settlement dates in February
2027, November 2027 and December 2027 and a weighted forward price of EUR 21.17. This resulted in a EUR
121 million increase in retained earnings against treasury shares.
On September 15, 2025, Philips extended the settlement of two forward contracts for 2 million Long-Term
Incentive plans shares, each as part of the share repurchase program earlier announced on June 14, 2023. The forward contract amounted to EUR 86 million with settlement date of October 2026 and November 2026 and a weighted forward price of EUR 21.59. This resulted in a EUR 3 million increase in retained earnings against treasury shares.
On August 5, 2024, Philips announced that it would repurchase shares for an amount of up to EUR 125 million to cover certain of its obligations arising from its Long-Term Incentive plans. The repurchases were executed through a combination of open market purchases by an intermediary (in August 2024 acquiring 2.2 million shares which resulted in a EUR 60 million increase in retained earnings against treasury shares) and one forward contract for an amount of EUR 65 million to acquire 2.5 million shares with a settlement date in
November 2026 and a weighted average forward price of EUR 26.40.
In March, April, November and December 2024, Philips settled EUR 316 million of forward contracts. This resulted in a EUR 316 million decrease in retained earnings.
As of December 31, 2025, the remaining forward contracts to cover obligations under share-based compensation plans related to 12.5 million shares (December 31, 2024: 6.5 million shares) and amounted to
EUR 283 million (December 31, 2024: EUR 142 million).
Share cancellations
There were no share cancellations in 2025.
Dividend distribution
2025
In May 2025, Philips distributed a dividend of EUR 0.85 per common share, representing a total value of EUR
789 million (including costs). Of the total dividend distribution to all shareholders, a maximum of 50% will be available for payment in cash. If shareholders in total elect to receive an aggregate amount of cash dividend that exceeds 50% of the total dividend amount, those shareholders who elected to receive their dividend in cash will receive their cash dividend on a pro-rata basis, the remainder being distributed in shares. The aggregate cash election result was 41.4%, which is below the 50% maximum as adopted in the General
Meeting of Shareholders and therefore shareholders will receive the dividend in accordance with their election. Approximately 59% of the shareholders elected for a share dividend, resulting in the issuance of
22,980,748 new common shares.
A proposal will be submitted to the 2026 Annual General Meeting of Shareholders to pay a dividend of EUR
0.85 per common share, in shares or cash at the option of the shareholder, against retained earnings for 2025.
2024
In May 2024, Philips distributed a dividend of EUR 0.85 per common share, representing a total value of EUR
768 million (including costs). The dividend was distributed in the form of shares only, resulting in the issuance of 30,860,582 new common shares.
2023
In May 2023, Philips distributed a dividend of EUR 0.85 per common share, representing a total value of EUR
749 million (including costs). The dividend was distributed in the form of shares only, resulting in the issuance of 39,334,938 new common shares.
Limitations in the distribution of shareholders’ equity
As of December 31, 2025, pursuant to Dutch law, certain limitations exist relating to the distribution of shareholders’ equity of EUR 1,545 million. Such limitations relate to common shares of EUR 193 million, as well as to legal reserves required by Dutch law included under retained earnings of EUR 1,005 million and unrealized currency translation differences of EUR 347 million. The unrealized gain related to cash flow hedges of EUR 33 million and unrealized loss related to fair value through OCI financial assets of EUR 89 million qualify as revaluation reserves and reduce the distributable amount due to the fact that these reserves are negative.
The legal reserves required by Dutch law of EUR 1,005 million included under retained earnings relates to any legal or economic restrictions on the ability of affiliated companies to transfer funds to the parent company in the form of dividends.
As of December 31, 2024, these limitations in distributable amounts were EUR 3,254 million and related to common shares of EUR 188 million, as well as to legal reserves required by Dutch law included under retained earnings of EUR 1,052 million and unrealized currency translation differences of EUR 2,014 million. The unrealized losses related to fair value through OCI financial assets of EUR 90 million and unrealized gain related to cash flow hedges of EUR 1 million qualify as a revaluation reserve and reduce the distributable amount due to the fact that this reserve is negative.
Non-controlling interests
Non-controlling interests relate to minority stakes held by third parties in consolidated group companies.
Capital management
Philips manages capital based upon the IFRS measures, net cash provided by operating activities and net cash used for investing activities as well as the non-IFRS measure net debt.
Net debt is defined as the sum of long and short-term debt minus cash and cash equivalents. Group equity is defined as the sum of shareholders’ equity and non-controlling interests. This measure is used by Philips
Treasury management and investment analysts to evaluate financial strength and funding requirements. The
Philips net debt position is managed with the intention of retaining the current strong investment grade credit rating. Furthermore, Philips’ dividend policy is aimed at dividend stability and a pay-out ratio of 40% to
50% of Adjusted income from continuing operations attributable to shareholders (reconciliation to the most directly comparable IFRS measure, Net income, is provided at the end of this note).
Philips Group
Composition of net debt and group equity in millions of EUR unless otherwise stated

	2025	2024	2023
Long-term debt	6,934	7,113	7,035
Short-term debt	1,151	526	654
Total debt	8,084	7,639	7,689
Cash and cash equivalents	2,794	2,401	1,869
Net debt	5,290	5,238	5,820
Shareholders’ equity	10,957	12,006	12,028
Non-controlling interests	32	37	33
Group equity	10,990	12,043	12,061
Net debt : group equity ratio	32:68	30:70	33:67
Adjusted income from continuing operations attributable to shareholders is not a recognized measure of financial performance under IFRS. The reconciliation of Adjusted income from continuing operations attributable to shareholders to the most directly comparable IFRS measure, Net income, is included in the accompanying table.
Philips Group
Adjusted income from continuing operations attributable to shareholders [1] in millions of EUR

	2025	2024	2023
Net income	897	(698)	(463)
Discontinued operations, net of income taxes	4	(142)	10
Income from continuing operations	901	(840)	(454)
Income from continuing operations attributable to non- controlling interests	(1)	(3)	(2)
Income from continuing operations attributable to shareholders ¹	899	(843)	(456)
Adjustments for:
Amortization and impairment of acquired intangible assets	240	392	290
Impairment of goodwill	-	-	8
Restructuring costs and acquisition-related charges	260	326	381
Other items:	270	830	1,358
Respironics litigation provision	-	984	575
Respironics insurance income	-	(538)	-
Respironics consent decree charges	97	113	363
Respironics field-action running costs	112	133	224
Contract settlement gain	(27)	-	-
Quality actions	89	123	175
Provision for a legal matter	-	-	31
Investment re-measurement loss	-	-	23
Loss (gain) on divestment of business	-	-	(35)
Remaining items	(1)	16	2
Net finance income/expenses	28	23	18
Tax impact on adjusting items ²	(192)	(370)	(450)
Tax effect of derecognition of US deferred tax asset	-	941	-
Adjusted Income from continuing operations attributable to shareholders [1]	1,506	1,300	1,148
[1]Shareholders in this table refers to shareholders of Koninklijke Philips N.V.
[2]Includes deferred tax assets derecognized in the line below